State Street Loomis Sayles Opportunistic Bond ETF Average Annual Total Returns			12 Months Ended	46 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	81 Months Ended	117 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	1.01%	(0.12%)	(0.17%)	(0.36%)	1.67%	1.72%	2.01%
State Street Loomis Sayles Opportunistic Bond Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.53%		2.71%
State Street Loomis Sayles Opportunistic Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.92%		2.29%
Performance Inception Date		Sep. 27, 2021
State Street Loomis Sayles Opportunistic Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.20%		(0.01%)
State Street Loomis Sayles Opportunistic Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.64%		0.72%

[1]	A composite benchmark the Fund seeks to outperform, comprising 50% investment grade corporate bonds, 25% high yield corporate bonds, and 25% senior loans.